UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period:  MARCH 31, 2004
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                           WOMEN'S EQUITY MUTUAL FUND

                                 ANNUAL REPORT

                       (WOMEN'S EQUITY MUTUAL FUND LOGO)

                                   Year Ended
                                 March 31, 2004

April 23, 2004

Dear Shareholders:

  Now into the eleventh year for the Women's Equity Mutual Fund, we are still committed to our mission to encourage corporations to break the glass ceiling. After three decades of the women's movement, when business schools annually graduate thousands of qualified young women and many talented candidates are in the managerial pipeline, women are still underrepresented in the top ranks of American corporations. We will continue to persuade companies to examine their policies and push for change in the prevailing corporate culture. Companies can do a better job in providing women with training and opportunities to advance. Technology provides more flexibility in how and where they work, which also improves productivity. We believe that as women go up the ladder, company culture and job design will shift to allow a better working environment for everyone.

  As of March 31, 2004 the Women's Equity Mutual Fund's average total returns were as follows:

                       One       Three       Five        Ten     From inception
                       Year      Years       Years      Years        10/1/93
                       ----      -----       -----      -----        -------
Women's Equity
  Mutual Fund         32.24%     4.72%       2.56%      9.53%         9.52%
S&P 500 Index         35.12%     0.63%      -1.20%     11.68%        10.93%

  Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling
(888) 552-9363 or visiting www.womens-equity.com.

  Economic data for the first quarter of 2004 has shown a positive growth rate. Consumer spending posted solid gains and manufacturers increased production. The 2003 Federal tax cut and low interest rates are positive influences on capital investment and innovation. Under this environment we expect stocks to trend higher for the balance of 2004.

  Our portfolio continues to focus on companies with superior financial quality. Balance sheets of these companies have been strengthened as management paid down long-term debt and refinanced at lower interest rates. Many have improved inventory controls and capital budgeting. We are also evaluating the impact of these companies' pension fund obligations on their cash flows.

  The market sectors that look attractive to the Fund include financial services and healthcare. Regional banks should benefit from the improved financial conditions of corporate borrowers and cost savings from mergers. We expect healthcare companies to continue to benefit from existing demographic trends. Within this sector the portfolio favors medical device manufacturers where the pace of innovation is steady and pricing flexibility is relatively strong.

  We appreciate your investment in the Women's Equity Mutual Fund. We always welcome your comments and suggestions.

  Sincerely yours,

  /s/Linda C.Y. Pei

  Linda C.Y. Pei
  President

The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor.  (05/04)

                           WOMEN'S EQUITY MUTUAL FUND
                       VALUE OF $10,000 VS S&P 500 INDEX

           Date        Women's Equity Mutual Fund        S&P 500 Index
           ----        --------------------------        -------------
          3/31/94                $10,000                    $10,000
          3/31/95                $10,097                    $11,559
          3/31/96                $11,730                    $15,268
          3/31/97                $12,659                    $18,296
          3/31/98                $19,085                    $27,084
          3/31/99                $21,903                    $32,078
          3/31/00                $24,005                    $37,839
          3/31/01                $21,636                    $29,635
          3/31/02                $23,711                    $29,707
          3/31/03                $18,791                    $22,348
          3/31/04                $24,849                    $30,197

                          Average Annual Total Return
                          Period Ended March 31, 2004
                    1 Year                            32.24%
                    5 Year                             2.56%
                    10 Year                            9.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at March 31, 2004

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 95.2%

AUTO PARTS & EQUIPMENT: 0.9%
     3,000      Lear Corp.                                         $   185,880
                                                                   -----------

BANKS: 12.1%
     6,500      Bank of America Corp.                                  526,370
     7,000      Comerica Inc.                                          380,240
     6,750      Commerce
                  Bancshares, Inc.                                     322,043
     7,000      Northern Trust Corp.                                   326,130
     4,000      SunTrust Banks, Inc.                                   278,840
     6,000      Wells Fargo & Co.                                      340,020
    12,000      Wilmington Trust Corp.                                 448,440
                                                                   -----------
                                                                     2,622,083
                                                                   -----------

COMMERCIAL SERVICES: 1.4%
    11,000      Ecolab, Inc.                                           313,830
                                                                   -----------

COMPUTERS: 4.5%
    12,000      Dell Inc.*<F1>                                         403,440
     6,000      Diebold, Inc.                                          288,720
     3,000      International Business
                  Machines Corp.                                       275,520
                                                                   -----------
                                                                       967,680
                                                                   -----------

COMPUTER - SERVICES: 3.0%
     6,400      Adobe Systems Inc.                                     252,352
     3,500      Affiliated Computer
                  Services, Inc.*<F1>                                  181,650
     9,000      IMS Health Inc.                                        209,340
                                                                   -----------
                                                                       643,342
                                                                   -----------

COSMETICS & TOILETRIES: 3.2%
     9,000      Alberto-Culver Co.                                     394,830
     3,800      Avon Products, Inc.                                    288,306
       200      Gillette Co.                                             7,820
                                                                   -----------
                                                                       690,956
                                                                   -----------

DISTRIBUTION - WHOLESALE: 1.3%
     6,000      W. W. Grainger, Inc.                                   288,000
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 3.4%
     3,000      Charles Schwab Corp.                                    34,830
     3,800      Federal National
                  Mortgage Association                                 282,530
    15,000      MBNA Corp.                                             414,450
                                                                   -----------
                                                                       731,810
                                                                   -----------

DURABLE GOODS: 1.0%
     4,000      Harley-Davidson, Inc.                                  213,360
                                                                   -----------

FOOD & BEVERAGES: 5.4%
     4,000      Hershey Foods Corp.                                    331,400
     7,000      PepsiCo, Inc.                                          376,950
    12,000      Sysco Corp.                                            468,600
                                                                   -----------
                                                                     1,176,950
                                                                   -----------

HEALTHCARE: 12.3%
     4,500      Beckman Coulter, Inc.                                  245,430
     6,000      Becton, Dickinson & Co.                                290,880
     9,000      Biomet, Inc.                                           345,240
     3,500      C.R. Bard, Inc.                                        341,740
     3,500      Henry Schein, Inc.*<F1>                                249,970
     8,000      Johnson & Johnson                                      405,760
     6,500      Medtronic, Inc.                                        310,375
     3,600      Respironics, Inc.*<F1>                                 194,472
     3,000      Stryker Corp.                                          265,590
                                                                   -----------
                                                                     2,649,457
                                                                   -----------

HOME FURNISHINGS: 1.1%
    10,000      Leggett & Platt, Inc.                                  237,100
                                                                   -----------

INDUSTRIALS: 1.3%
     7,600      Praxair, Inc.                                          282,112
                                                                   -----------

INSURANCE: 5.5%
     7,000      American International
                  Group, Inc.                                          499,450
     6,000      Chubb Corp.                                            417,240
     6,000      Marsh & McLennan
                  Cos., Inc.                                           277,800
                                                                   -----------
                                                                     1,194,490
                                                                   -----------

INVESTMENT MANAGEMENT: 2.0%
     8,000      T Rowe Price Group, Inc.                               430,640
                                                                   -----------

MANUFACTURING: 3.3%
     2,900      Carlisle Cos., Inc.                                    164,285
     9,500      Dover Corp.                                            368,315
     4,500      Lancaster Colony Corp.                                 181,800
                                                                   -----------
                                                                       714,400
                                                                   -----------

OIL & GAS PRODUCERS: 3.3%
    14,000      BP PLC                                                 716,800
                                                                   -----------

PAPER PRODUCTS: 1.7%
    14,000      Bemis Co., Inc.                                        364,000
                                                                   -----------

PHARMACEUTICALS: 5.3%
     6,000      Merck & Co., Inc.                                      265,140
     7,000      Novartis AG, ADR                                       298,200
    10,000      Pfizer, Inc.                                           350,500
     3,500      Teva Pharmaceutical
                  Industries Ltd.                                      221,935
                                                                   -----------
                                                                     1,135,775
                                                                   -----------

PRODUCER PRODUCTS: 4.2%
     6,000      Illinois Tool Works, Inc.                              475,380
     9,000      Teleflex, Inc.                                         443,070
                                                                   -----------
                                                                       918,450
                                                                   -----------

PUBLISHING - NEWSPAPERS: 2.3%
     7,000      McClatchy Co.                                          497,280
                                                                   -----------

RETAIL: 7.6%
    11,000      Costco Wholesale Corp.*<F1>                            413,160
     6,700      Home Depot, Inc.                                       250,312
     6,000      Jones Apparel Group, Inc.                              216,900
    12,000      Ross Stores, Inc.                                      367,320
    16,000      TJX Cos., Inc.                                         392,960
                                                                   -----------
                                                                     1,640,652
                                                                   -----------

SEMICONDUCTORS: 3.2%
    12,000      Applied Materials, Inc.*<F1>                           256,560
    16,000      Intel Corp.                                            435,200
                                                                   -----------
                                                                       691,760
                                                                   -----------

SOFTWARE: 2.8%
     6,000      Automatic Data
                  Processing, Inc.                                     252,000
    14,000      Microsoft Corp.                                        349,580
                                                                   -----------
                                                                       601,580
                                                                   -----------

TELECOMMUNICATIONS: 1.6%
       500      ALLTEL Corp.                                            24,945
     5,200      BellSouth Corp.                                        143,988
     7,000      SBC
                  Communications, Inc.                                 171,780
                                                                   -----------
                                                                       340,713
                                                                   -----------

TRANSPORTATION: 0.5%
     7,000      Southwest Airlines Co.                                  99,470
                                                                   -----------

WIRELESS EQUIPMENT: 1.0%
    11,000      Nokia Corp., ADR                                       223,080
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $15,982,319)                                                20,571,650
                                                                   -----------

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENT: 4.0%

MONEY MARKET INVESTMENT: 4.0%
  $857,471      Federated Cash Trust
                  Treasury Money Market
                  (cost $857,471)                                      857,471
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $16,839,790):  99.2%                                        21,429,121
Other Assets less
  Liabilities:  0.8%                                                   172,838
                                                                   -----------
NET ASSETS: 100.0%                                                 $21,601,959
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2004

ASSETS
   Investments in securities, at value (cost $16,839,790)          $21,429,121
   Receivables:
      Fund shares sold                                                 215,180
      Dividends and interest                                            23,508
   Prepaid expenses                                                      5,565
                                                                   -----------
          Total assets                                              21,673,374
                                                                   -----------

LIABILITIES
   Payables:
      Fund shares redeemed                                               9,121
      Advisory fees                                                     10,877
      Administration fees                                                3,415
      Custody fees                                                         745
      Distribution fees                                                 12,936
      Fund accounting fees                                               3,943
      Transfer agent fees                                                5,422
   Accrued expenses and other liabilities                               24,956
                                                                   -----------
          Total liabilities                                             71,415
                                                                   -----------

NET ASSETS                                                         $21,601,959
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($21,601,959/1,113,225 shares outstanding; unlimited
     number of shares authorized without par value)                     $19.40
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $17,132,700
   Accumulated net investment income                                    16,375
   Accumulated net realized loss on investments                       (136,447)
   Net unrealized appreciation on investments                        4,589,331
                                                                   -----------
          Net assets                                               $21,601,959
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2004

INVESTMENT INCOME
   Income
      Dividends (net of $3,951 foreign withholding tax)             $  253,079
      Interest                                                           1,443
                                                                    ----------
         Total income                                                  254,522
                                                                    ----------

   Expenses
      Advisory fees                                                    173,107
      Distribution fees                                                 43,277
      Administration fees                                               35,000
      Transfer agent fees                                               30,659
      Fund accounting fees                                              22,740
      Audit fees                                                        17,044
      Registration fees                                                 15,507
      Reports to shareholders                                           10,004
      Trustee fees                                                       5,866
      Legal fees                                                         5,696
      Custody fees                                                       5,093
      Insurance expense                                                  1,024
      Miscellaneous                                                      4,540
                                                                    ----------
         Total expenses                                                369,557
         Less: fees waived                                            (109,896)
                                                                    ----------
         Net expenses                                                  259,661
                                                                    ----------
            NET INVESTMENT LOSS                                         (5,139)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    188,152
   Change in net unrealized appreciation on investments              4,269,862
                                                                    ----------
      Net realized and unrealized gain on investments                4,458,014
                                                                    ----------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $4,452,875
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED          YEAR ENDED
                                                               MARCH 31, 2004      MARCH 31, 2003
                                                               --------------      --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment loss                                          $    (5,139)        $    (2,919)
   Net realized gain (loss) on investments                          188,152            (119,375)
   Change in net unrealized appreciation/
     depreciation on investments                                  4,269,862          (2,796,106)
                                                                -----------         -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                                 4,452,875          (2,918,400)
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F2>                     4,292,557           3,076,376
                                                                -----------         -----------
      TOTAL INCREASE IN NET ASSETS                                8,745,432             157,976

NET ASSETS
   Beginning of year                                             12,856,527          12,698,551
                                                                -----------         -----------
   End of year (including accumulated
     net investment income of $16,375
     and $7,264, respectively)                                  $21,601,959         $12,856,527
                                                                -----------         -----------
                                                                -----------         -----------

(a)<F2>  A summary of capital share transactions is as follows:

                            YEAR ENDED                    YEAR ENDED
                          MARCH 31, 2004                MARCH 31, 2003
                       Shares        Value           Shares        Value
                       ------        -----           ------        -----
Shares sold            332,381     $5,991,316        276,898     $4,411,814
Shares redeemed        (95,560)    (1,698,759)       (86,780)    (1,335,438)
                       -------     ----------        -------     ----------
Net increase           236,821     $4,292,557        190,118     $3,076,376
                       -------     ----------        -------     ----------
                       -------     ----------        -------     ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                      YEAR ENDED MARCH 31,
                                                2004           2003           2002           2001           2000
                                                ----           ----           ----           ----           ----
Net asset value,
  beginning of year                            $14.67         $18.50         $17.41         $20.76         $19.86
                                               ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment income (loss)               (0.01)          0.01          (0.03)         (0.07)         (0.09)
     Net realized and unrealized
       gain (loss) on investments                4.74          (3.84)          1.66          (1.87)          1.94
                                               ------         ------         ------         ------         ------
Total from investment operations                 4.73          (3.83)          1.63          (1.94)          1.85
                                               ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net realized gain                        --             --          (0.54)         (1.41)         (0.95)
                                               ------         ------         ------         ------         ------
     Net asset value, end of year              $19.40         $14.67         $18.50         $17.41         $20.76
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
Total return                                    32.24%        (20.75)%         9.59%         (9.87)%         9.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)              $21.6          $12.9          $12.7          $10.6          $11.8

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              2.14%          2.48%          2.62%          2.48%          2.47%
After fees waived and
  expenses absorbed                              1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT LOSS
 TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                             (0.67)%        (1.01)%        (1.33)%        (1.35)%        (1.42)%
After fees waived and
  expenses absorbed                             (0.03)%        (0.03)%        (0.21)%        (0.37)%        (0.45)%
Portfolio turnover rate                         15.50%         16.31%         14.64%         16.24%         19.32%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.
          The Fund has a tax year-end of January 31. At March 31, 2004, the fund has a capital loss carryforward of $85,806 which expires in 2011.

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, the Fund increased accumulated net investment income by $14,250 and decreased paid-in capital by $14,250 as a result of a net operating loss and other reclassifications. Net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the year ended March 31, 2004, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended March 31, 2004, the Fund incurred $173,107 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the year ended March 31, 2004, the Advisor waived fees of $109,896. Boston Trust Investment Management Company (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

     For the year ended March 31, 2004, the Fund incurred $35,000 in administration fees.

     Quasar Distributors, LLC, (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2004, pursuant to the plan, the Fund paid fees of $43,277 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended March 31, 2004 was $6,267,990 and $2,585,925, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     As of March 31, 2004, the components of January 31, 2004 tax basis distributable earnings were as follows:

          Cost of investments                              $16,839,790
                                                           -----------

          Gross tax unrealized appreciation                  4,589,331
                                                           -----------
          Net tax unrealized appreciation                  $ 4,589,331
                                                           -----------
                                                           -----------

          Undistributed ordinary income                    $        --
          Undistributed long-term capital gain                      --
                                                           -----------
          Total distributable earnings                     $        --
                                                           -----------
                                                           -----------

          Other income                                     $    16,375
          Other accumulated gains/(losses)                    (136,447)
                                                           -----------
          Total accumulated earnings/(losses)              $ 4,469,259
                                                           -----------
                                                           -----------

     The difference between book and tax distributable earnings is due to different year ends.

                                   REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
  WOMEN'S EQUITY MUTUAL FUND
THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Women's Equity Mutual Fund, a series of Professionally Managed Portfolios, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Women's Equity Mutual Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 23, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

   The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                        TERM OF         PRINCIPAL                      # OF FUNDS      OTHER
                          POSITION      OFFICE AND      OCCUPATION                     IN COMPLEX      DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST                    OVERSEEN BY     HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                     TRUSTEE         TRUSTEE
-----------               ---------     -----------     -----------                    -----------     -------------
Dorothy A. Berry          Chairman      Indefinite      Talon Industries                   1           Not
(Born 1943)               and           Term            (administrative,                               Applicable
2020 E. Financial Way,    Trustee                       management & business
Suite 100                               Since           consulting); formerly
Glendora, CA  91741                     May 1991        Chief Operating Officer,
                                                        Integrated Assets
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc., (investment
                                                        advisory & financial
                                                        publishing firm).

Wallace L. Cook           Trustee       Indefinite      Retired; formerly                  1           Not
(Born 1939)                             Term            Senior Vice President,                         Applicable
2020 E. Financial Way,                                  Rockefeller Trust Co.;
Suite 100                               Since           Financial Counselor,
Glendora, CA  91741                     May 1991        Rockefeller & Co.

Carl A. Froebel           Trustee       Indefinite      Private Investor;                  1           Not
(Born 1938)                             Term            formerly Managing                              Applicable
2020 E. Financial Way,                                  Director, Premier
Suite 100                               Since           Solutions, Ltd.;  formerly
Glendora, CA  91741                     May 1991        President and Founder,
                                                        National Investor Data
                                                        Services, Inc. (investment
                                                        related computer software).

Rowley W.P. Redington     Trustee       Indefinite      President; Intertech               1           Not
(Born 1944)                             Term            Computer Services Corp.                        Applicable
2020 E. Financial Way,                                  (consumer electronics and
Suite 100                               Since           computer service and
Glendora, CA  91741                     May 1991        marketing); formerly Vice
                                                        President, PRS of New
                                                        Jersey, Inc. (management
                                                        consulting), and Chief
                                                        Executive Officer, Rowley
                                                        Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                        TERM OF         PRINCIPAL                      # OF FUNDS      OTHER
                          POSITION      OFFICE AND      OCCUPATION                     IN COMPLEX      DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST                    OVERSEEN BY     HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                     TRUSTEE         TRUSTEE
-----------               ---------     -----------     -----------                    -----------     -------------
Steven J. Paggioli        Trustee       Indefinite      Consultant, U.S. Bancorp           1           Trustee,
(Born 1950)                             Term            Fund Services, LLC since                       Managers
2020 E. Financial Way,                                  July, 2001; formerly                           Funds
Suite 100                               Since           Executive Vice President,
Glendora, CA  91741                     May 1991        Investment Company
                                                        Administration, LLC
                                                        ("ICA") (mutual fund
                                                        administrator and the
                                                        Fund's former administrator).

Robert M. Slotky          President     Indefinite      Vice President, U.S.                           Not
(Born 1947)                             Term            Bancorp Fund Services,                         Applicable
2020 E. Financial Way,                                  LLC since July, 2001;
Suite 100                               Since           formerly, Senior Vice
Glendora, CA  91741                     August 2002     President, ICA (May
                                                        1997-July 2001); former
                                                        instructor of accounting
                                                        at California State
                                                        University-Northridge (1997).

Eric W. Falkeis           Treasurer     Indefinite      Vice President, U.S.                           Not
(Born 1973)                             Term            Bancorp Fund Services,                         Applicable
615 E. Michigan St.                                     LLC since 1997; Chief
Milwaukee, WI  53202                    Since           Financial Officer, Quasar
                                        August 2002     Distributors, LLC, since
                                                        2000.

Chad E. Fickett           Secretary     Indefinite      Assistant Vice President,                      Not
(Born 1973)                             Term            U.S. Bancorp Fund                              Applicable
615 E. Michigan St.                                     Services, LLC since July,
Milwaukee, WI  53202                    Since           2000.
                                        March 2002

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Women's Equity Mutual Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 811-0221, by accessing the Fund's website at www.womens-equity.com, or by accessing the SEC's website at www.sec.gov.
---------------------                                       -----------
Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov and on the Fund's
                                              -----------
website at www.womens-equity.com.
           ---------------------

                                    Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                         625 Market Street, 16th Floor
                            San Francisco, CA  94105
                             www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701
                                 (866) 811-0221

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         THE WOMEN'S EQUITY MUTUAL FUND

                                    FYE 3/31/2004         FYE 3/31/2003
                                    -------------         -------------
         Audit Fees                    $14,000               $13,500
         Audit-Related Fees            N/A                   N/A
         Tax Fees                      $2,000                $2,000
         All Other Fees                N/A                   N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                         THE WOMEN'S EQUITY MUTUAL FUND

     Non-Audit Related Fees               FYE 3/31/2004      FYE 3/31/2003
     ----------------------               -------------      -------------
     Registrant                                N/A                N/A
     Registrant's Investment Adviser           N/A                N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                             ------------------------------------
                             Robert M. Slotky, President

     Date    June 1, 2004
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date    June 1, 2004
           -----------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                             ------------------------------------
                             Eric W. Falkeis, Treasurer

     Date    June 1, 2004
           -----------------------------

* Print the name and title of each signing officer under his or her signature.